Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	Summary		Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based On:			Adjusted
Year	Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Table Total for Non-PEO NEOs[3]	Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Income (in thousands)[7]	EBIT (in thousands)[8]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$5,033,103	$9,359,656	$1,428,763	$1,933,048	$151.14	$252.60	$171,554	$224,445
2022	$7,609,075	$1,935,729	$1,148,601	$686,226	$110.96	$192.41	$216,061	$281,025
2021	$7,566,831	$11,498,936	$1,711,424	$2,175,266	$157.42	$210.40	$190,678	$259,450
2020	$2,872,859	$562,398	$1,074,114	$1,210,677	$117.95	$150.13	$(18,397)	$63,627

Company Selected Measure Name		Adjusted EBIT
PEO Total Compensation Amount	[1]	$ 5,033,103	$ 7,609,075	$ 7,566,831	$ 2,872,859
PEO Actually Paid Compensation Amount	[2]	$ 9,359,656	1,935,729	11,498,936	562,398
Adjustment To PEO Compensation, Footnote [Text Block]
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(1)	Equity Award Adjustments(2)	Compensation Actually Paid to PEO
2023	$5,033,103	$(2,999,991)	$7,326,543	$9,359,656
2022	$7,609,075	$(5,499,990)	$(173,356)	$1,935,729
2021	$7,566,831	$(5,499,985)	$9,432,090	$11,498,936
2020	$2,872,859	$(2,360,456)	$49,995	$562,398

Non-PEO NEO Average Total Compensation Amount	[3]	$ 1,428,763	1,148,601	1,711,424	1,074,114
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 1,933,048	686,226	2,175,266	1,210,677
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(1)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,428,763	$(656,257)	$1,160,542	$1,933,048
2022	$1,148,601	$(250,002)	$(212,373)	$686,226
2021	$1,711,424	$(650,003)	$1,113,845	$2,175,266
2020	$1,074,114	$(804,706)	$583,231	$1,210,677

Equity Valuation Assumption Difference, Footnote [Text Block]
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$3,632,160	$2,659,104	$737,808	$297,471	$7,326,543
2022	$4,406,389	$(3,985,142)	$(945,391)	$350,788	$(173,356)
2021	$5,849,922	$3,131,154	$244,307	$206,707	$9,432,090
2020	$3,815,620	$(2,387,322)	$(1,447,074)	$68,771	$49,995

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graph reflects the relationship between the amount of compensation actually paid to Mr. Rosenfeld, the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rosenfeld) and the Company’s cumulative TSR over the four years presented in the table.

Compensation Actually Paid vs. Net Income [Text Block]

The following graph reflects the relationship between the amount of compensation actually paid to Mr. Rosenfeld, the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rosenfeld) and the Company’s net income over the four years presented in the table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following graph reflects the relationship between the amount of compensation actually paid to Mr. Rosenfeld, the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rosenfeld) and the Company’s Adjusted EBIT over the four years presented in the table.

Total Shareholder Return Vs Peer Group [Text Block]

The following graph reflects the relationship between the cumulative TSR of the Company and its peer group over the four-year period presented in the table. For detail regarding the composition of the peer group, see footnote 6 to the table above.

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

●	Adjusted EBIT
●	Adjusted EBITDA
●	Adjusted Diluted Earnings per Share
●	Revenue
●	Return on Invested Capital

Total Shareholder Return Amount	[5]	$ 151.14	110.96	157.42	117.95
Peer Group Total Shareholder Return Amount	[6]	252.60	192.41	210.40	150.13
Net Income (Loss) Attributable to Parent	[7]	$ 171,554,000	$ 216,061,000	$ 190,678,000	$ (18,397,000)
Company Selected Measure Amount	[8]	224,445,000	281,025,000	259,450,000	63,627,000
PEO Name		Mr. Rosenfeld	Mr. Rosenfeld	Mr. Rosenfeld	Mr. Rosenfeld
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBIT
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Diluted Earnings per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 7,326,543	$ (173,356)	$ 9,432,090	$ 49,995
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,160,542	(212,373)	1,113,845	583,231
Reported Value of Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	(2,999,991)	(5,499,990)	(5,499,985)	(2,360,456)
Equity Award Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	7,326,543	(173,356)	9,432,090	49,995
Year End Fair Value of Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,632,160	4,406,389	5,849,922	3,815,620
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards[Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,659,104	(3,985,142)	3,131,154	(2,387,322)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		737,808	(945,391)	244,307	(1,447,074)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		297,471	350,788	206,707	68,771
Average Reported Value of Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(656,257)	(250,002)	(650,003)	(804,706)
Average Equity Award Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	1,160,542	(212,373)	1,113,845	583,231
Average Year End Fair Value of Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		847,980	205,982	821,078	840,098
Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		246,733	(392,470)	235,259	(108,114)
Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		30,364	(53,429)	32,832	(153,423)
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 35,465	$ 27,544	$ 24,676	$ 4,670

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Rosenfeld (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table for the 2023 Fiscal Year.”
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Rosenfeld, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rosenfeld during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rosenfeld’s total compensation for each year to determine the compensation actually paid:
[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Rosenfeld, who has served as our CEO since 2008) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Rosenfeld) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Zine Mazouzi, Amelia Newton Varela, Lisa Keith, and Karla Frieders; (ii) for 2022, Zine Mazouzi, Amelia Newton Varela, Karla Frieders, and Awadhesh Sinha; (iii) for 2021, Zine Mazouzi, Amelia Newton Varela, Karla Frieders, and Awadhesh Sinha; and (iv) for 2020, Arvind Dharia, Amelia Newton Varela, Karla Frieders, and Awadhesh Sinha.
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Rosenfeld), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Rosenfeld) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Rosenfeld) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
[5]	Cumulative TSR is calculated by dividing the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[6]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose comes from the performance graph included in our Annual Report on Form 10-K for the year ended December 31, 2023 and consists of seven companies: Caleres, Inc., Crocs, Inc., Deckers Outdoor Corporation, Genesco Inc., Skechers U.S.A., Inc., Designer Brands Inc. and Wolverine World Wide, Inc.
[7]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[8]	The Company has determined that Adjusted Earnings Before Interest and Taxes (EBIT) is the financial performance measure that represents the most important performance measure used by the Company to link compensation actually paid to the Company’s NEOs in the 2023 Fiscal Year to Company performance. Adjusted EBIT is a non-GAAP measure that adjusts GAAP net income for certain items that are outside of the Company’s core, on-going business activities. Adjusted EBIT excludes interest and other income/(expenses) – net and the provision/(benefit) for income taxes. We also refer to Adjusted EBIT as Adjusted income from operations. A reconciliation of GAAP income from operations to Adjusted income from operations is included in the press release filed as Exhibit 99.1 to our Current Report on Form 8-K filed with the SEC on February 28, 2024.
[9]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[10]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:
[11]	The amounts deducted or added in calculating the total average equity award adjustments are as follows: